Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Total Capital Commitments at Period End	$ 54,566
Number of Vessels Ordered	5
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000
Construction and Installation of Scrubbers, Number of Existing Vessels for Which Amounts are Payable	10
Construction and Installation of Scrubbers, Amount Financed	$ 18,003
Construction and Installation of Scrubbers, Number of Vessels Financed	5
Ainsley Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 67,000
Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	36,050
Kemp Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	35,063
Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	65,000
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 36,750
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period	11 years 120 days
Revenue Days Per Annum	1 year